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                     SUPPLEMENT DATED NOVEMBER 17, 2011 TO

                       PROSPECTUS DATED MAY 1, 2011 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Effective December 2, 2011, Federated Capital Income Fund II is changing its name to Federated Managed Volatility Fund II. Therefore, effective December 2, 2011, all references to the Federated Capital Income Fund II in the prospectus are replaced with Federated Managed Volatility Fund II.

13739 SUPPC 11/17/11